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                    MORGAN STANLEY PRIME INCOME TRUST
                       1221 Avenue of the Americas
                        New York, New York 10020


                                                    December 21, 2006



Securities and Exchange Commission
101 F Street, N.E.
Washington, DC  20549

Re:   Securities Act File No. 333-67701
      Post-Effective Amendment No. 12
      -------------------------------

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provision of the Investment Company Act of 1940 and the Securities Act of 1933, one copy of Post-Effective Amendment No. 12 to the Registration Statement of Morgan Stanley Prime Income Trust (the "Trust") on Form N-2, which has been marked to show changes from the Trust's registration statement filed on August 31, 2006 pursuant to Rule 486(a).

This Post-Effective Amendment No. 12 is scheduled to be effective on December 29, 2006 and is being filed to update financial statements for the Trust's fiscal year ended September 30, 2006, to respond to Staff comments and to make other, non-material changes.

                                         Very truly yours,
                                         /s/ Joanne Doldo
                                         ----------------
                                         Joanne Doldo
                                         Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene